Goldman Sachs Core Fixed Income Fund Average Annual Total Returns - Institutional [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.46%	(0.57%)	2.11%
Performance Inception Date	Apr. 30, 2013